Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal 2025 Pay Versus Performance ("PvP")

A key principle of the Company’s compensation philosophy, incorporated throughout our compensation policies and programs, is pay for performance. The Company leverages variable pay elements tied to challenging Company goals that are aligned to the business strategy, while ensuring no adverse risk taking by offering appropriate and competitive fixed pay elements. The following tables, supporting footnotes, and narrative and graphic disclosure aim to demonstrate the link between compensation actually paid, as defined in the applicable SEC rules, for CNH NEOs to the Company’s performance, both in absolute terms and as compared to the market for the fiscal years 2025, 2024, 2023, 2022, and 2021.

Specifically, this PvP section discusses the relationship between:

•
Compensation actually paid (“CAP”) by the Company and the total compensation as disclosed in the SCT;
•
CAP and the Company’s financial performance (GAAP Net Income and Adjusted Diluted EPS); and
•
The Company’s TSR and peer group TSR.

Year	SCT Total for Gerrit Marx	CAP to Gerrit Marx	SCT Total for Scott W. Wine (Former CEO)	CAP to Scott W. Wine (Former CEO)	Average SCT Total for non-PEO NEOs(1)	Average CAP to non-PEO NEOs(1)	CNH TSR(2)	Peer Group TSR(3)	Net Income $(4)	Company Selected Measure: Adjusted Diluted EPS(5)
2025	11,724,767	4,022,372	N/A	N/A	5,308,977	3,627,935	93	191	505	0.55
2024	19,497,596	22,112,448	3,579,162	(16,076,876)	2,253,123	1,143,300	112	170	1,259	1.05
2023	N/A	N/A	18,098,605	(8,909,832)	3,137,619	(788,144)	115	149	2,287	1.63
2022	N/A	N/A	22,915,662	24,697,237	3,298,580	3,502,374	148	114	2,039	1.46
2021	N/A	N/A	44,804,287	108,388,604	2,782,334	11,403,669	153	128	1,801	1.28

(1)
The individuals comprising the non-PEO NEOs for each year presented are listed below.

2021-2022	2023	2024	2025
Kevin Barr	Oddone Incisa	Oddone Incisa	Oddone Incisa
Oddone Incisa	Marc Kermisch	Kelly Manley	James Nickolas
Derek Neilson	Derek Neilson	Stefano Pampalone	Stefano Pampalone
Stefano Pampalone	Stefano Pampalone	Roberto Russo	Jay Schroeder
		Tom Verbaeten	Francesco Tutino

(2)
CNH Industrial TSR is indexed from 2020, source S&P Capital IQ.
(3)
The Peer Group used for TSR comparisons reflects S&P 400 Midcap Index indexed from 2020, source S&P Capital IQ.
(4)
Net Income per U.S. GAAP is a required metric for the PvP Table but is not currently used in our variable incentive plans as a performance measure.
(5)
Adjusted Diluted EPS, a Company selected measure, is a key metric in the LTI plan and for investor guidance. This measure is a non-GAAP measure, and the reconciliation can be found on page 80.

To calculate CAP for the PEO and NEOs, the following adjustments were made to SCT total:

2025 Adjustments	PEO Gerrit Marx	Average NEO
Summary Compensation Table Total	11,724,767	5,308,977
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	8,147,756	3,134,527
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	4,606,238	2,230,869
Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY	-	71,256
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	(5,148,640)	(196,638)
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	987,763	91,563
Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions	-	743,565
Deduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	-	-
Addition for the Service Cost attributable to services rendered during the FY	-	-
Compensation Actually Paid	4,022,372	3,627,935
Memo: Total Equity Value for CAP	445,361	1,453,485

Company Selected Measure Name	Adjusted Diluted EPS
Named Executive Officers, Footnote
(1)
The individuals comprising the non-PEO NEOs for each year presented are listed below.

2021-2022	2023	2024	2025
Kevin Barr	Oddone Incisa	Oddone Incisa	Oddone Incisa
Oddone Incisa	Marc Kermisch	Kelly Manley	James Nickolas
Derek Neilson	Derek Neilson	Stefano Pampalone	Stefano Pampalone
Stefano Pampalone	Stefano Pampalone	Roberto Russo	Jay Schroeder
		Tom Verbaeten	Francesco Tutino

Peer Group Issuers, Footnote	(3) The Peer Group used for TSR comparisons reflects S&P 400 Midcap Index indexed from 2020, source S&P Capital IQ.
Adjustment To PEO Compensation, Footnote

To calculate CAP for the PEO and NEOs, the following adjustments were made to SCT total:

2025 Adjustments	PEO Gerrit Marx	Average NEO
Summary Compensation Table Total	11,724,767	5,308,977
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	8,147,756	3,134,527
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	4,606,238	2,230,869
Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY	-	71,256
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	(5,148,640)	(196,638)
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	987,763	91,563
Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions	-	743,565
Deduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	-	-
Addition for the Service Cost attributable to services rendered during the FY	-	-
Compensation Actually Paid	4,022,372	3,627,935
Memo: Total Equity Value for CAP	445,361	1,453,485

Non-PEO NEO Average Total Compensation Amount	$ 5,308,977	$ 2,253,123	$ 3,137,619	$ 3,298,580	$ 2,782,334
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,627,935	1,143,300	(788,144)	3,502,374	11,403,669
Adjustment to Non-PEO NEO Compensation Footnote

To calculate CAP for the PEO and NEOs, the following adjustments were made to SCT total:

2025 Adjustments	PEO Gerrit Marx	Average NEO
Summary Compensation Table Total	11,724,767	5,308,977
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	8,147,756	3,134,527
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	4,606,238	2,230,869
Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY	-	71,256
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	(5,148,640)	(196,638)
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	987,763	91,563
Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions	-	743,565
Deduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	-	-
Addition for the Service Cost attributable to services rendered during the FY	-	-
Compensation Actually Paid	4,022,372	3,627,935
Memo: Total Equity Value for CAP	445,361	1,453,485

Compensation Actually Paid vs. Total Shareholder Return

PEO and Average NEO CAP Versus TSR 2021-2025

The following charts show the TSR trend of the Company’s PvP peers versus the PEO’s SCT compensation and CAP, and non-PEO NEOs’ average SCT compensation and CAP, respectively.

Compensation Actually Paid vs. Net Income

PEO and Average NEO CAP Versus U.S. GAAP Net Income

The chart below shows the relationship between cumulative PEO CAP and average non-PEO NEO CAP, and U.S. GAAP Net Income. The Company does not use U.S. GAAP Net Income in the compensation program.

Compensation Actually Paid vs. Company Selected Measure

PEO and Average NEO CAP Versus Adjusted Diluted EPS

The chart below shows the relationship between cumulative PEO CAP and average non-PEO NEO CAP, and the Company selected measure of Adjusted Diluted EPS, which features in the PSU performance measures for LTI from 2021-2025.

Tabular List, Table

Tabular List of Company Performance Measures

The following table alphabetically lists the measures the Company believes are most important in linking compensation actually paid to company performance during 2025.

1.
Adjusted Diluted EPS ($)
2.
Cash Conversion
3.
CNH TSR
4.
Consolidated Adjusted EBIT Margin (%)
5.
Consolidated Revenues ($)
6.
Industrial Return on Invested Capital (“Industrial ROIC %")

Total Shareholder Return Amount	$ 93	112	115	148	153
Peer Group Total Shareholder Return Amount	191	170	149	114	128
Net Income (Loss)	$ 505,000,000	$ 1,259,000,000	$ 2,287,000,000	$ 2,039,000,000	$ 1,801,000,000
Company Selected Measure Amount	0.55	1.05	1.63	1.46	1.28
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Diluted EPS
Measure:: 2
Pay vs Performance Disclosure
Name	Cash Conversion
Measure:: 3
Pay vs Performance Disclosure
Name	CNH TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Consolidated Adjusted EBIT Margin (%)
Measure:: 5
Pay vs Performance Disclosure
Name	Consolidated Revenues ($)
Measure:: 6
Pay vs Performance Disclosure
Name	Industrial Return on Invested Capital
Gerrit Marx [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 11,724,767	$ 19,497,596
PEO Actually Paid Compensation Amount	$ 4,022,372	22,112,448
PEO Name	Gerrit Marx
Scott W. Wine [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		3,579,162	$ 18,098,605	$ 22,915,662	$ 44,804,287
PEO Actually Paid Compensation Amount		$ (16,076,876)	$ (8,909,832)	$ 24,697,237	$ 108,388,604
PEO Name	Scott W. Wine
PEO | Gerrit Marx [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Gerrit Marx [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Gerrit Marx [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	445,361
PEO | Gerrit Marx [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,606,238
PEO | Gerrit Marx [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Gerrit Marx [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,148,640)
PEO | Gerrit Marx [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	987,763
PEO | Gerrit Marx [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Gerrit Marx [Member] | Deduction For Amount Reported In Stock Awards Column [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,147,756)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,453,485
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,230,869
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	71,256
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(196,638)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	91,563
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(743,565)
Non-PEO NEO | Deduction For Amount Reported In Stock Awards Column [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,134,527)